Accrued expenses and other payables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued expenses and other payables
Summary of accrued expenses and other payables

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Deposits	53,203	55,793
Payments received on behalf of manachised hotels(i)	199,395	410,444
VAT and other taxes payable	19,871	26,569
Payable for purchase of property and equipment	12,617	8,092
Others	45,196	31,475
Total	330,282	532,373
(i)	The amount represents the payments collected or to be collected from customers or travel agencies on behalf of the franchisees for the reservation of manachised hotels.

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Deposits	46,961	53,203
Payments received on behalf of manachised hotels(i)	287,516	199,395
Deferred rent	6,483	—
VAT and other taxes payable	22,120	19,871
Payable for purchase of property and equipment	38,357	12,617
Others	45,943	45,196
Total	447,380	330,282
(i)	The amount represents the payments collected or to be collected from customers or travel agencies on behalf of the franchisees for the reservation of manachised hotels.